                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  9/30/2000
                                               -----------------

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings
                                     entries.

Institutional Investment Manager Filing this Report:

Name:    Matador Capital Mgmt
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Address: 200 First Ave. North
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         Suite 201
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         St. Petersburgh, FL. 33701-3335
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Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brad Cymbol
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Title: Director
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Phone: 212-251-3104
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Signature, Place, and Date of Signing:

   /s/ Brad Cymbol               New York, NY                    11/1/00
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    [Signature]                  [City, State]                    [Date]


Report Type (Check one only):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name
28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name
_______   ___________________________   ________________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE


                                                                         PAGE  1

                                                             VALUATION CURRENCY: USD

ITEM 1                   ITEM 2               ITEM 4      ITEM 5                 ITEM 6      ITEM 7             ITEM 8
NAME OF ISSUER           TITLE    ITEM 3      FAIR        SHARES OF              VEST. DISC. MANA-         VOTING AUTHORITY
                         OF       CUSIP       MARKET      PRINCIPAL     IN       SHARED      GERS    ---------------------------
                         CLASS    NUMBER      VALUE       AMOUNT        SOLE     SHARED      OTHER   SOLE       SHARED      NONE
                                                                        (A)      (B)         (C)     (A)        (B)         (C)
------------------       ------   ---------   ---------   ---------     ----     ----------  -----   -------    ------      ----

ALLOY ONLINE             OTC EQ   019855105     582,250    68,500 N     X        EVER                 68,500

ADVANTAGE LEARNING
SYSTEMS                  OTC EQ   00757K100   4,196,981   119,700 N     X        EVER                119,700

APAC CUSTOMER
SERVICES INC             OTC EQ   00185E106     685,844   129,100 N     X        EVER                129,100

ACNIELSEN CORP           COMMON   004833109   4,169,569   175,100 N     X        EVER                175,100

A H BELO CORP
SER A--W/RTS             COMMON   080555105     645,313    35,000 N     X        EVER                 35,000

BURLINGTON
RESOURCES INC            COMMON   122014103   1,472,500    40,000 N     X        EVER                 40,000

CENDANT CORP             COMMON   151313103   1,033,125    95,000 N     X        EVER                 95,000

CDI CORP                 COMMON   125071100     568,000    35,500 N     X        EVER                 35,500

CANDELA CORP             OTC EQ   136907102   2,893,275   263,025 N     X        EVER                263,025

CAREMARK RX INC          COMMON   141705103     706,579    62,807 N     X        EVER                 62,807

COHERENT INC W/RTS
TO PUR                   OTC EQ   192479103   3,090,600    45,450 N     X        EVER                 45,450

CASELLA WASTE
SYSTEMS INC              OTC EQ   147448104     858,600    84,800 N     X        EVER                 84,800

DATATRAK INTL INC        OTC EQ   238134100     499,500    99,900 N     X        EVER                 99,900

***DENBURY
RESOURCES INC N          COMMON   247916208   2,520,000   360,000 N     X        EVER                360,000

ECOLLEGE COM             OTC EQ   27887E100     200,000    25,000 N     X        EVER                 25,000

EASTERN
ENTERPRISES INC          COMMON   27637F100     255,250     4,000 N     X        EVER                  4,000

ENVIROGEN INC-NEW        OTC EQ   294040308      65,875    31,000 N     X        EVER                 31,000

HARCOURT GENERAL
INC.                     COMMON   41163G101   2,360,000    40,000 N     X        EVER                 40,000

HARTE HANKS
COMMUNICATIONS           COMMON   416196103   1,872,075    68,700 N     X        EVER                 68,700

HEALTHSOUTH CORP         COMMON   421924101   1,527,500   188,000 N     X        EVER                188,000

HERLEY INDUSTRIES
INC                      OTC EQ   427398102     363,000    16,000 N     X        EVER                 16,000

HARSCO CORP              COMMON   415864107     446,766    20,250 N     X        EVER                 20,250

***LERNOUT &
HAUSPIE SPEEC            OTC EQ   B5628B104     544,687    41,500 N     X        EVER                 41,500

AT&T CORP LIBERTY
MEDIA GR                 COMMON   001957208   3,172,500   176,250 N     X        EVER                176,250

LODGENET
ENTERTAINMENT COR        OTC EQ   540211109   2,598,750    90,000 N     X        EVER                 90,000

LINDSAY
MANUFACTURING CO         COMMON   535555106     880,031    47,250 N     X        EVER                 47,250

MPW INDUSTRIAL
SERVICES GR              OTC EQ   553444100     584,389   170,004 N     X        EVER                170,004

NEW HORIZONS
WORLDWIDE INC            OTC EQ   645526104     426,000    35,500 N     X        EVER                 35,500

NTN COMMUNICATIONS
INC NEW                  COMMON   629410309     268,750   100,000 N     X        EVER                100,000

NATROL INC               OTC EQ   638789107      44,363    18,200 N     X        EVER                 18,200

ORATEC
INTERVENTION INC DE      OTC EQ   68554M108     360,150    29,400 N     X        EVER                 29,400

PHOTOGEN
TECHNOLOGIES INC         OTC EQ   71932A101      63,963    15,050 N     X        EVER                 15,050

POLYVISION CORP          COMMON   731805107     201,875    85,000 N     X        EVER                 85,000

CATALINA MARKETING
CORP                     COMMON   148867104   8,164,625   217,000 N     X        EVER                217,000

PROGRAMMERS
PARADISE INC             OTC EQ   743205106   1,424,688   455,900 N     X        EVER                455,900

REPUBLIC SERVICES
INC                      COMMON   760759100   6,693,750   510,000 N     X        EVER                510,000

SURVIVALINK CORP         OTC EQ   869032102     315,000   105,000 N     X        EVER                105,000

SUNRISE
TECHNOLOGIES INC         OTC EQ   86769L103     482,281    67,100 N     X        EVER                 67,100

SONOSIGHT INC            OTC EQ   83568G104     467,188    25,000 N     X        EVER                 25,000

TECH SQUARED INC
ESCROW                   OTC EQ   878302991         722   722,000 N     X        EVER                722,000

THERMO ELECTRON
CORP                     COMMON   883556102   1,784,900    68,650 N     X        EVER                 68,650

TRIBUNE CO NEW           COMMON   896047107   4,362,500   100,000 N     X        EVER                100,000

TETRA TECHNOLOGIES
INC - D                  COMMON   88162F105   1,518,750   100,000 N     X        EVER                100,000

VANS INC                 OTC EQ   921930103     622,688    40,500 N     X        EVER                 40,500

VCAMPUS CORP             OTC EQ   92240C100     689,475   190,200 N     X        EVER                190,200

WASTE CONNECTIONS
INC                      OTC EQ   941053100   3,032,719   118,350 N     X        EVER                118,350

WASTE MANAGEMENT
INC NEW                  COMMON   94106L109   4,411,688   253,000 N     X        EVER                253,000
                                             ----------
AGGREGATE COLUMN
TOTALS                                       74,129,034
